Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct 26, 2012
Document Effective Date	Oct 26, 2012
Prospectus Date	Feb 28, 2012

BBH Limited Duration Fund
BBH Limited Duration Fund
INVESTMENT OBJECTIVE
The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N and Class I shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees BBH Limited Duration Fund (USD $)	Class N Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses BBH Limited Duration Fund	Class N Shares	Class I Shares
Management Fees	0.27%	0.27%
Distribution (12b-1) Fees	none	none
Other Expenses	0.24%	0.03%
Total Annual Fund Operating Expenses	0.51%	0.30%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund’s Class N and Class I shares to the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBH Limited Duration Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	52	163	284	639
Class I Shares	31	97	169	380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers. The Fund may also purchase asset-backed securities, mortgage backed securities, and other sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to meet its investment objective.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Issuer Risk:

The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk:

Leverage includes borrowing and reverse repurchase agreements and in some cases derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Pre-payment Risk and Extension Risk:

Securities such as mortgage-backed securities have pre-payment and extension risks. Rising interest rates tend to extend the duration of mortgage-related securities (extension risk), and declining interest rates tend to lead borrowers to pay off their mortgages sooner than expected (prepayment risk). As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter: 4.60% in 4th quarter of 2008 Lowest Performing Quarter: (2.53)% in 2nd quarter of 2004
Average Annual Total Returns (Through December 31, 2011)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns BBH Limited Duration Fund	1 Year	5 Years	10 Years
Class N Shares	0.71%	3.55%	4.33%
Class N Shares After Taxes on Distributions	0.06%	2.44%	2.85%
Class N Shares After Taxes on Distributions and Sale of Fund Shares	0.54%	2.38%	2.84%
Class I Shares	0.77%	3.70%	4.48%
Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.71%	3.27%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH Limited Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N and Class I shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund’s Class N and Class I shares to the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers. The Fund may also purchase asset-backed securities, mortgage backed securities, and other sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to meet its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Issuer Risk:

The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk:

Leverage includes borrowing and reverse repurchase agreements and in some cases derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Pre-payment Risk and Extension Risk:

Securities such as mortgage-backed securities have pre-payment and extension risks. Rising interest rates tend to extend the duration of mortgage-related securities (extension risk), and declining interest rates tend to lead borrowers to pay off their mortgages sooner than expected (prepayment risk). As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Shareholder Concentration Risk:

From time to time, an investment adviser may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-625-5759
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 4.60% in 4th quarter of 2008 Lowest Performing Quarter: (2.53)% in 2nd quarter of 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	639
Annual Return 2002	rr_AnnualReturn2002	7.41%
Annual Return 2003	rr_AnnualReturn2003	7.30%
Annual Return 2004	rr_AnnualReturn2004	4.41%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	2.82%
Annual Return 2008	rr_AnnualReturn2008	4.25%
Annual Return 2009	rr_AnnualReturn2009	5.93%
Annual Return 2010	rr_AnnualReturn2010	4.11%
Annual Return 2011	rr_AnnualReturn2011	0.71%
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Class N Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	380
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	4.48%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012